RELATED PARTY TRANSACTIONS (Due from/to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due from/to related parties-current
Due from related parties	$ 2,471	$ 2,837
Due to related parties	27,102	22,594
Due from/to related parties-non current
Due from related parties	3,003	2,253
Due to related parties	9,418	715
Sohu [Member]
Due from/to related parties-current
Due from related parties	9	15
Due to related parties	9,619	101
Due from/to related parties-non current
Due from related parties	2,812	2,074
Due to related parties	9,217	0
Tencent [Member]
Due from/to related parties-current
Due from related parties	2,462	2,822
Due to related parties	17,483	22,493
Due from/to related parties-non current
Due from related parties	191	179
Due to related parties	$ 201	$ 715